CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 311,062	$ 175,575
Short term deposits		30,000
Trade accounts receivable	126,839	110,065
Other receivables	13,993	7,376
Inventories	136,125	105,681
Other current assets	21,581	18,030
Total current assets	609,600	446,727
LONG-TERM INVESTMENTS	11,861	11,737
PROPERTY AND EQUIPMENT, NET	625,163	459,533
INTANGIBLE ASSETS, NET	34,807	34,468
GOODWILL	7,000	7,000
OTHER ASSETS, NET	4,586	5,903
TOTAL ASSETS	1,293,017	965,368
CURRENT LIABILITIES
Short-term debt and current maturities of loans and debentures	38,174	33,259
Trade accounts payable	98,829	91,773
Deferred revenue and customers' advances	18,802	23,373
Employee related liabilities	60,336	44,734
Other current liabilities	27,050	17,980
Total current liabilities	243,191	211,119
LONG-TERM LOANS FROM BANKS	160,123	210,538
DEBENTURES	160,321	45,481
LONG-TERM CUSTOMERS' ADVANCES	48,999	21,102
EMPLOYEE RELATED LIABILITIES	14,029	14,189
DEFERRED TAX LIABILITY	107,585	77,353
Total liabilities	734,248	579,782
THE COMPANY'S SHAREHOLDERS' EQUITY	563,591	397,343
Non controlling interest	(4,822)	(11,757)
TOTAL EQUITY	558,769	385,586
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,293,017	$ 965,368